Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of Stockholders' Equity [Abstract]
Beginning Balance	¥ 0	¥ 10,331	¥ 9,780
Transaction with noncontrolling interests	0	(10,028)	653
Comprehensive income (loss)
Net Income (loss)	0	(23)	384
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	0	(280)	(197)
Total other comprehensive income (loss)	0	(280)	(197)
Comprehensive income (loss)	0	(303)	187
Dividends	0	0	(289)
Ending Balance	¥ 0	¥ 0	¥ 10,331